K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

April 15, 2019
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924; 811-06618

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Covered Call Strategy Fund, First Investors Equity Income Fund, First Investors Global Fund, First Investors Growth & Income Fund, First Investors Hedged U.S. Equity Opportunities Fund, First Investors International Fund, First Investors Opportunity Fund, First Investors Premium Income Fund, First Investors Select Growth Fund, First Investors Special Situations Fund and First Investors Total Return Fund (the “Funds”), each a series of First Investors Equity Funds.  The exhibits include updated risk/return summary information for the Funds to reflect the supplement dated April 1, 2019 to the Funds’ prospectus (Accession Number: 0000898432-19-000575), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Scott Richardson
Mary Najem
Foresters Investment Management Company, Inc.